Consolidated Statements of Financial Condition - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Current Assets
Cash and Cash Equivalents	$ 558,524	$ 448,764
Marketable Securities	66,487	43,787
Financial Instruments Owned and Pledged as Collateral at Fair Value	18,535	41,742
Securities Purchased Under Agreements to Resell	12,585	2,191
Accounts Receivable (net of allowances of $2,751 and $1,313 at December 31, 2016 and 2015, respectively)	230,522	175,497
Receivable from Employees and Related Parties	15,034	21,189
Other Current Assets	23,946	16,294
Total Current Assets	925,633	749,464
Investments	116,633	126,651
Deferred Tax Assets	305,424	298,115
Furniture, Equipment and Leasehold Improvements (net of accumulated depreciation and amortization of $53,668 and $42,656 at December 31, 2016 and 2015, respectively)	51,651	47,980
Goodwill	160,961	166,461
Intangible Assets (net of accumulated amortization of $24,690 and $21,754 at December 31, 2016 and 2015, respectively)	29,370	41,010
Assets Segregated for Bank Regulatory Requirements	10,200	10,200
Other Assets	62,474	39,290
Total Assets	1,662,346	1,479,171
Current Liabilities
Accrued Compensation and Benefits	334,541	263,862
Accounts Payable and Accrued Expenses	30,723	43,878
Securities Sold Under Agreements to Repurchase	31,150	44,000
Payable to Employees and Related Parties	27,366	28,392
Taxes Payable	27,321	20,886
Other Current Liabilities	12,320	7,031
Total Current Liabilities	463,421	408,049
Notes Payable	168,097	119,250
Subordinated Borrowings	16,550	22,550
Amounts Due Pursuant to Tax Receivable Agreements	174,109	186,036
Other Long-term Liabilities	56,838	36,070
Total Liabilities	879,015	771,955
Commitments and Contingencies (Note 18)
Evercore Inc. Stockholders' Equity
Additional Paid-In-Capital	1,368,122	1,210,742
Accumulated Other Comprehensive Income (Loss)	(50,096)	(34,539)
Retained Earnings (Deficit)	20,343	(27,791)
Treasury Stock at Cost (19,101,711 and 15,626,288 shares at December 31, 2016 and 2015, respectively)	(811,653)	(644,412)
Total Evercore Inc. Stockholders' Equity	527,298	504,552
Noncontrolling Interest	256,033	202,664
Total Equity	783,331	707,216
Total Liabilities and Equity	1,662,346	1,479,171
Class A [Member]
Evercore Inc. Stockholders' Equity
Common Stock	582	552
Class B [Member]
Evercore Inc. Stockholders' Equity
Common Stock	$ 0	$ 0